Lease Agreements - Supplemental cash flow information related to leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ (8,633)
Operating cash for finance leases	(424)
Financing cash flows for finance leases	(611)
Lease obligations obtained in exchange for right-of-use assets:
Operating leases	$ 1,713